13F-HR
09/30/09

0000889780
koong@h3

NONE
1
Douglas L. Dethy
212-446-9330

ddethy@dccap.com

13F-HR
Form 13F Holdings Report

					UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) : [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Douglas L. Dethy
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Douglas L. Dethy	New York, New York November 10, 2009

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.  /s/ Douglas L. Dethy

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total: 15

Form 13F Information Table Value total:	$86,404
List of Other Included Managers:

No.	13F File Number		Name




<PAGE




















FORM 13F INFORMATION TABLE





























































NAME OF ISSUER

TITLE OF CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING AUTHORITY








(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE
































AMR Corp

COM

001765106

1,590

200000

SH



Sole



200000


Brunswick Corp

COM

117043109

10,183

850000

SH



Sole



850000


Callaway Golf

COM

131193104

1,142

150000

SH



Sole



150000


CBS Corporation

COM

124857202

18,075

1500000

SH



Sole



1500000


Dress Barn Inc

COM

261570105

2,690

150000

SH



Sole



150000


Eaton Corporation

COM

278058102

5,659

100000

SH



Sole



100000


GSI Group, Inc

COM

36229U102

84

112000

SH



Sole



112000


Humana Inc

COM

444859102

9,325

250000

SH



Sole



250000


Intuitive Surgical, Inc

COM

46120E602

13,113

50000

SH



Sole



50000


Lincoln National Corp., Inc.

COM

534187109

10,364

400000

SH



Sole



400000


MetLife, Inc.

COM

59156R108

7,614

200000

SH



Sole



200000


Mueller Water Products, Inc.

COM

624758108

822

150000

SH



Sole



150000


Solutia Inc.

COM

834376501

100

8675

SH



Sole



8675


Vantage Drilling Company

COM

G93205113

5,490

3000000

SH



Sole



3000000


Wet Seal Inc.

COM

961840105

154

40800

SH



Sole



40800

